Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of related party income

Company	Concept	12.31.22	12.31.21	12.31.20
PESA	Impact study	—	—	10
SACDE	Reimbursement expenses	—	—	117
FIDUS SGR	SGR contribution revenue		—	88
		—	—	215

Schedule of related party expenses

Company	Concept	12.31.22	12.31.21	12.31.20

EDELCOS S.A.	Technical advisory services on financial matters	(4,252)	(1,775)	—
PESA	Technical advisory services on financial matters	—	—	(606)
SACME	Operation and oversight of the electric power transmission system	(236)	(617)	(300)
Andina PLC	Financial interest	(27)	—	—
OSV	Hiring life insurance for staff	—	—	(80)
SB&WM Abogados	Legal fees	—	—	(39)
FIDUS	Legal fees	—	—	(12)
ABELOVICH, POLANO & ASOC.	Legal fees	—	—	(4)
Estudio Cuneo Libarona Abogados	Legal fees	(5)	—	—
		(4,520)	(2,392)	(1,041)

Schedule of key management personnel remuneration

	12.31.22	12.31.21	12.31.20
Salaries	914	2,957	947

Schedule of related party receivables and payables

	12.31.22	12.31.21
Other receivables - Non current
SACME	3	5

Other receivables - Current
SACME	—	1

Trade payables
EDELCOS S.A.	(205)	—
Other payables
Andina PLC	(228)	(232)
SACME	(38)	(37)
	(266)	(269)

(*)	Balances held and transactions carried out as of December 31, 2020, with the companies that comprised the Company’s former controlling economic group (Pampa Energía S.A.) are disclosed for comparative purposes.